PREPAID LAND LEASES (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Prepaid Land and Leases [Line Items]
Prepaid land leases	$ 13,768,644	$ 7,818,674
Less: Accumulated amortization	(1,138,980)	(948,598)
Deferred Costs, Leasing, Net	$ 12,629,664	$ 6,870,076